INVENTORY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory

We periodically review the value of our inventory and provide a write-down of inventory based on our assessment of the market conditions. Any write-down is charged to cost of goods sold. At ended March 31, 2018 and December 31, 2017, our inventory is, as follows:

	March 31,	December 31,
	2018	2017
Raw materials	$38,376	$15,000
Work-in-process	57,565	—
Finished goods	41,200	28,200
	$137,141	$43,200
At December 31, 2017, and 2016, our inventory was, as follows:

	December 31,
	2017	2016
Raw materials	$15,000	$—
Work-in-process	—	—
Finished goods	28,200	—
	$43,200	$—